Property and Equipment (Tables)	9 Months Ended	12 Months Ended
	Feb. 28, 2021	May 31, 2020
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment

The following is a summary of property and equipment—at cost, less accumulated depreciation as of:

	February 28, 2021	May 31, 2020

Leasehold improvements	$110,850	$52,189
Property and equipment	679,607	243,314
Total cost	790,457	295,503
Less accumulated depreciation	(214,112)	(62,770)
Net property and equipment	$576,345	$232,733

The following is a summary of property, plant, and equipment—at cost, less accumulated depreciation:

May 31, 2020
Leasehold improvements	52,189
Property and equipment	243,314

Total cost	295,503

Less accumulated depreciation	(62,770)

Net, property plant and equipment	$232,733